Summary of Significant Accounting Policies, Description of Business (Details)	Dec. 31, 2025 Subsidiaries Office
Description of Business [Abstract]
Number of banking subsidiaries	1
Number of wholly-owned subsidiaries	1
Number of stores | Office	24